Derivative financial instruments (Tables)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
14. Derivative financial instruments
Total derivatives
Total derivatives	2019			2018
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Total derivative assets/(liabilities) held for trading	42,111,110	229,063	(228,617)	44,193,753	222,384	(219,578)
Total derivative assets/(liabilities) held for risk management	181,375	173	(587)	180,202	154	(65)
Derivative assets/(liabilities)	42,292,485	229,236	(229,204)	44,373,955	222,538	(219,643)

Derivatives held for risk management

The fair values and notional amounts of derivative instruments held for trading and held for risk management are set out in the following table:

Derivatives held for trading and held for risk management		2019			2018
	Notional contract amount	Fair value		Notional contract amount	Fair value
		Assets	Liabilities		Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading
Foreign exchange derivatives
OTC derivatives	4,906,647	56,480	(56,845)	5,193,761	64,018	(63,887)
Derivatives cleared by central counterparty	74,698	84	(145)	72,526	163	(233)
Exchange traded derivatives	18,520	12	(31)	23,585	7	(7)
Foreign exchange derivatives	4,999,865	56,576	(57,021)	5,289,872	64,188	(64,127)
Interest rate derivatives
OTC derivatives	12,627,808	140,207	(133,401)	9,969,325	123,706	(119,289)
Derivatives cleared by central counterparty	17,428,460	867	(1,093)	16,083,853	1,056	(1,016)
Exchange traded derivatives	5,041,948	1,251	(1,265)	11,087,714	356	(323)
Interest rate derivatives	35,098,216	142,325	(135,759)	37,140,892	125,118	(120,628)
Credit derivatives
OTC derivatives	399,386	5,253	(5,399)	386,508	6,575	(5,239)
Derivatives cleared by central counterparty	426,130	2,962	(2,687)	372,567	4,180	(4,280)
Credit derivatives	825,516	8,215	(8,086)	759,075	10,755	(9,519)
Equity and stock index derivatives
OTC derivatives	232,050	10,628	(15,785)	190,496	9,711	(11,830)
Exchange traded derivatives	841,994	10,178	(10,849)	692,435	11,171	(12,066)
Equity and stock index derivatives	1,074,044	20,806	(26,634)	882,931	20,882	(23,896)
Commodity derivatives
OTC derivatives	7,327	303	(256)	9,756	521	(408)
Exchange traded derivatives	106,142	838	(861)	111,227	920	(1,000)
Commodity derivatives	113,469	1,141	(1,117)	120,983	1,441	(1,408)
Derivative assets/(liabilities) held for trading	42,111,110	229,063	(228,617)	44,193,753	222,384	(219,578)

Total OTC derivatives held for trading	18,173,218	212,871	(211,686)	15,749,846	204,531	(200,653)
Total derivatives cleared by central counterparty held for trading	17,929,288	3,913	(3,925)	16,528,946	5,399	(5,529)
Total exchange traded derivatives held for trading	6,008,604	12,279	(13,006)	11,914,961	12,454	(13,396)
Derivative assets/(liabilities) held for trading	42,111,110	229,063	(228,617)	44,193,753	222,384	(219,578)

Derivatives held for risk management
Derivatives designated as cash flow hedges
OTC interest rate derivatives	1,195	7	(1)	2,075	11	(6)
Interest rate derivatives cleared by central counterparty	66,578	-	-	73,314	-	-
Derivatives designated as cash flow hedges	67,773	7	(1)	75,389	11	(6)
Derivatives designated as fair value hedges
OTC interest rate derivatives	8,379	136	(586)	2,065	143	(49)
Interest rate derivatives cleared by central counterparty	104,078	-	-	99,780	-	-
Derivatives designated as fair value hedges	112,457	136	(586)	101,845	143	(49)
Derivatives designated as hedges of net investments
OTC foreign exchange derivatives	1,145	30	-	2,968	-	(10)
Derivatives designated as hedges of net investments	1,145	30	-	2,968	-	(10)
Derivative assets/(liabilities) held for risk management	181,375	173	(587)	180,202	154	(65)

Total OTC derivatives held for risk management	10,719	173	(587)	7,108	154	(65)
Total derivatives cleared by central counterparty held for risk management	170,656	-	-	173,094	-	-
Derivative assets/(liabilities) held for risk management	181,375	173	(587)	180,202	154	(65)

Hedged forecast cash flows

The Group has hedged the following forecast cash flows, which primarily vary with interest rates. These cash flows are expected to impact the income statement in the following periods, excluding any hedge adjustments that may be applied:

	Total	Up to one year	One to two years	Two to three years	Three to four years	Four to five years	More than five years
	£m	£m	£m	£m	£m	£m	£m
2019
Forecast receivable cash flows	1,696	493	409	324	238	122	110

2018
Forecast receivable cash flows	2,599	685	717	536	346	200	115

The significant hedge accounting exposures impacted by the IBOR reform

The following table summarises the significant hedge accounting exposures impacted by the IBOR reform as at 31 December 2019:

		Nominal amount of hedged items directly impacted by IBOR reform	Nominal amount of hedging instruments directly impacted by IBOR reform
Current benchmark rate	Expected convergence to RFR	£m	£m
GBP London Interbank Offered rate (LIBOR)	Reformed Sterling Overnight Index Average (SONIA)	14,733	12,269
USD LIBOR / Effective Federal Funds Rate (EFFR)	Secured Overnight Financing Rate (SOFR)	57,941	57,967
Euro Overnight Index Average (EONIA)	Euro Short-Term Rate (€STR)	3,009	3,009
JPY LIBOR	Tokyo Overnight Average (TONA)	1,428	1,428
AUD LIBOR	Bank Bill Swap Rate (BBSW) / Overnight Cash Rate (AONIA)	1,183	1,183
All Other IBORs	Various Other RFRs	1,199	1,020

Hedging instruments which are carried on the Group's balance sheet

Amount, timing and uncertainty of future cash flows

The following table shows the hedging instruments which are carried on the Group’s balance sheet:

		Carrying value			Nominal amount	Change in fair value used as a basis to determine ineffectiveness	Nominal amount directly impacted by IBOR reform
		Derivative assets	Derivative liabilities	Loan liabilities
Hedge type	Risk category	£m	£m	£m	£m	£m	£m
As at 31 December 2019
Fair value	Interest rate risk	110	(44)	-	104,568	(1,571)	55,552
	Inflation risk	26	(542)	-	7,889	(82)	6,101
Cash flow	Interest rate risk	3	(1)	-	66,515	739	15,223
	Inflation risk	4	-	-	1,258	31	-
Net investment	Foreign exchange risk	30	-	(10,051)	11,196	288	-

As at 31 December 2018
Fair value	Interest rate risk	106	(41)	-	98,320	135	n/a
	Inflation risk	37	(8)	-	3,525	29	n/a
Cash flow	Interest rate risk	11	(6)	-	75,389	(380)	n/a
Net investment	Foreign exchange risk	-	(10)	(12,325)	15,300	(745)	n/a

The Expected notional values of current hedging instruments in future years

The following table profiles the expected notional values of current hedging instruments in future years:

	2020	2021	2022	2023	2024	2025 and later
	£m	£m	£m	£m	£m	£m
As at 31 December
Fair value hedges of interest rate risk
Notional amount	97,933	79,192	64,625	57,432	44,630	38,488
Fair value hedges of inflation risk
Notional amount	6,675	5,519	4,560	3,589	3,036	2,025

Hedged items in fair value hedge accounting relationships and Hedged items in cash flow hedge accounting and hedges of net investments in foreign operations
Hedged items in fair value hedges
		Accumulated fair value adjustment included in carrying amount
Hedged item statement of financial position classification and risk category	Carrying amount	Total	Of which: Accumulated fair value adjustment on items no longer in a hedge relationship	Change in fair value used as a basis to determine ineffectiveness	Hedge ineffectiveness recognised in the income statement[a]
	£m	£m	£m	£m	£m
2019
Assets
Loans and advances at amortised cost
- Interest rate risk	8,442	694	(643)	1,030	76
- Inflation risk	525	325	-	(2)	1
Financial assets at fair value through other comprehensive income
- Interest rate risk	32,169	922	494	2,046	(4)
- Inflation risk	7,811	87	-	111	(16)
Debt securities classified as amortised cost
- Interest rate risk	2,974	(1)	-	(1)	-
- Inflation risk	2,258	(41)	-	(41)	1
Liabilities
Debt securities in issue
- Interest rate risk	(55,589)	(1,574)	(75)	(1,445)	(13)

2018
Assets
Loans and advances at amortised cost
- Interest rate risk	7,106	(363)	(626)	(568)	37
- Inflation risk	512	312	-	2	(1)
Financial assets at fair value through other comprehensive income
- Interest rate risk	30,108	416	(21)	(96)	17
- Inflation risk	2,907	(20)	-	(50)	(18)
Liabilities
Debt securities in issue
- Interest rate risk	53,935	(289)	(256)	549	(34)

Note

a Hedge ineffectiveness is recognised in net interest income.

Hedged items in cash flow hedges and hedges of net investments in foreign operations
Description of hedge relationship and hedged risk	Change in value of hedged item used as the basis for recognising ineffectiveness	Balance in cash flow hedging reserve for continuing hedges	Balance in currency translation reserve for continuing hedges	Balances remaining in cash flow hedging reserve for which hedge accounting is no longer applied	Balances remaining in currency translation reserve for which hedge accounting is no longer applied	Hedging gains or losses recognised in other comprehensive income	Hedge ineffectiveness recognised in the income statement[a]
	£m	£m	£m	£m	£m	£m	£m
2019
Cash flow hedge of interest rate risk
Loans and advances at amortised cost	(696)	(223)	-	(1,072)	-	(706)	43
Debt securities classified as amortised cost	(29)	(26)	-	-	-	(25)	2
Hedge of net investment in foreign operations
USD foreign operations	215	-	1,087	-	-	215	-
EUR foreign operations	70	-	(1)	-	16	70	-
Other foreign operations	3	-	1	-	240	3	-
Total foreign operations	288	-	1,087	-	256	288	-

2018
Cash flow hedge of interest rate risk
Loans and advances at amortised cost	375	(44)	-	(827)	-	334	(5)
Hedge of net investment in foreign operations
USD foreign operations	719	-	1,648	-	-	719	-
EUR foreign operations	-	-	1	-	86	-	-
Other foreign operations	25	-	(3)	-	241	25	(1)
Total foreign operations	744	-	1,646	-	327	744	(1)

Note

a Hedge ineffectiveness is recognised in net interest income.

Impact on the income statement and OCI of recycling amounts in respect of Cash flow hedges and Net investment hedges of foreign operations

The effect on the income statement and other comprehensive income of recycling amounts in respect of cash flow hedges and net investment hedges of foreign operations is set out in the following table:

	2019		2018
	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale or disposal of investment	Amount recycled from other comprehensive income due to hedged item affecting income statement	Amount recycled from other comprehensive income due to sale or disposal of investment
Description of hedge relationship and hedged risk	£m	£m	£m	£m
Cash flow hedge of interest rate risk
Recycled to interest income	259	18	332	-
Hedge of net investment in foreign operations
Recycled to other income	-	15	-	(41)

Reconciliation of the movements of the cash flow hedge reserve and the currency translation reserve	A detailed reconciliation of the movements of the cash flow hedging reserve and the currency translation reserve is as follows
	2019		2018
	Cash flow hedging reserve	Currency translation reserve	Cash flow hedging reserve	Currency translation reserve
	£m	£m	£m	£m
Balance on 1 January	660	3,888	1,161	3,054
Currency translation movements	(7)	(816)	(10)	1,537
Hedging gains/(losses) for the year	731	287	(334)	(744)
Amounts reclassified in relation to cash flows affecting profit or loss	(277)	(15)	(332)	41
Tax	(105)	-	175	-
Balance on 31 December	1,002	3,344	660	3,888